Commitments and Contingencies	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Loss Contingencies [Line Items]
Commitments and Contingencies
Commitments and Contingencies

Capital Leases

Capitalized lease liabilities represent obligations due under capital leases for the use of equipment. The gross amounts of assets recorded under capital leases was $1.7 million with accumulated amortization of $0.5 million as of December 31, 2016, $3.7 million with accumulated amortization of $1.3 million as of December 31, 2017 and $3.8 million with accumulated amortization of $1.6 million as of March 30, 2018. As of December 31, 2016, the Company reported $0.6 million in other current liabilities and $0.6 million in other long‑term liabilities. As of December 31, 2017, the Company reported $1.0 million in other current liabilities and $1.3 million in other long‑term liabilities. As of March 30, 2018, the Company reported $1.0 million in other current liabilities and $1.1 million in other long-term liabilities.

The future minimum lease payments required to be made under the capital leases as of March 30, 2018 are as follows (in thousands):

Years ending December 31,
2018	$932
2019	965
2020	535
2021	9
Total payments	2,441
Less amount representing interest	(202)
Executory costs	(135)
Present value of future lease payments	2,104
Current portion	1,040
Net of current portion	$1,064

The amortization expense recorded for capital leases were $0.1 million, $0.5 million and $0.9 million for the years ended December 31, 2015, 2016 and 2017 and $0.3 million and $0.3 million for the three months ended March 31, 2017 and March 30, 2018, respectively.

Operating Leases

The Company has operating leases for certain facilities. Rent expense was approximately $33.1 million, $30.2 million and $26.8 million for the years ended December 31, 2015, 2016 and 2017, respectively. Rent expense was approximately $7.3 million and $6.3 million the three months ended March 31, 2017 and March 30, 2018, respectively The Company also recognized sublease income under operating leases in the amount $2.4 million, $2.8 million and $2.7 million for the years ended December 31, 2015, 2016 and 2017, respectively. Sublease income under operating leases was recognized in the amount of $0.7 million and $0.7 million for the three months ended March 31, 2017 and March 30, 2018, respectively.

Minimum future lease payments as of March 30, 2018 for all operating leases were as follows (in thousands):

	Lease Payments	Sublease Income	Net Lease Payment
Years ending December 31,
2018	$18,550	$1,489	$17,061
2019	24,091	1,770	22,321
2020	22,568	1,313	21,255
2021	11,564	—	11,564
2022	9,904	—	9,904
Thereafter	3,979	—	3,979
	$90,656	$4,572	$86,084

Other

From time to time, the Company may be subject to various litigation and related matters arising in the ordinary course of business. The Company does not believe it is currently subject to any material matters where there is at least a reasonable possibility that a material loss may be incurred.

In accordance with applicable accounting guidance, the Company establishes an accrued liability when loss contingencies are both probable and estimable. In such cases, there may be an exposure to loss in excess of any amounts accrued. As a matter develops, the Company, in conjunction with any outside counsel handling the matter, evaluates on an ongoing basis whether such matter presents a loss contingency that is probable and estimable. Once the loss contingency is deemed to be both probable and estimable, the Company will establish an accrued liability and record a corresponding amount of litigation-related expense. The Company expenses professional fees associated with litigation claims and assessments as incurred.

OPM Data Breach Litigation

Keypoint has been named as a defendant in a consolidated action in the U.S. District Court for the District of Columbia related to one or more cyberattacks against OPM announced in June 2015. The action claims, among other things, that OPM violated the Privacy Act of 1974 and the Administrative Procedure Act, and that Keypoint was negligent in protecting its own systems against a cyberattack that allegedly facilitated the OPM breach. The plaintiffs purport to seek monetary damages, unspecified equitable relief, and a declaration that KeyPoint must implement certain cybersecurity measures.

Keypoint believes these claims are without merit, and intends to defend the action. Given the current stage of these matters, the range of potential loss is not probable or estimable and no accrual has been recognized as of December 31, 2016, 2017, or March 30, 2018.

In addition to the matters described above, the Company is subject to routine legal proceedings in the ordinary course of business. The Company does not believe it is currently subject to any material matters where there is at least a reasonable possibility that a material loss may be incurred.